Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments
Schedule of long-term investments

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Equity investments – equity method	44,415	54,362	7,882
Equity investments – without readily determinable fair values	153,643	172,563	25,019
Equity investments – securities with readily determinable fair values (Note 23(a))	988	889	129
Held-to-maturity investments	2,901	2,748	398
Total	201,947	230,562	33,428

Schedule of equity investments without readily determinable fair values

	As of December 31,
	2021	2022
	RMB	RMB	US$(Note 2(d))
Equity investments without readily determinable fair values:
Initial cost	161,666	174,983	25,370
Net cumulative fair value adjustments	(8,023)	(2,420)	(351)
Carrying Value	153,643	172,563	25,019